Convertible Note Payable Related Party	12 Months Ended
Feb. 28, 2017
Notes to Financial Statements
Convertible Note Payable Related Party

On September 14, 2016, subject to a stock purchase agreement, the Company signed a secured convertible note of $400,000 with Clint Skidmore, founder of Rezserve Technology Ltd (“Rezserve”). The interest free note is due and payable within one year, at which time it can be converted into up to 1,000,000 shares of the Company’s common stock at a conversion price of $0.40 per share. The Company evaluated the note and determined that as the fixed exercise price exceeded the closing market price on the note issuance date, that no beneficial conversion feature was present. The imputed interest expense of $19,040 related to the $400,000 note payable was recorded as an increase in additional paid in capital during the fiscal year 2017.

The Company evaluated the convertible note and determined that the shares issuable pursuant to the conversion option were determinate due to the fixed conversion price and, as such, does not constitute a derivative liability as the Company has sufficient authorized shares.